BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - LivFree Acquisition (Details)	May 24, 2019 USD ($) EquityInstruments shares	Dec. 31, 2020 USD ($)
Acquisition-date fair value of total consideration transferred [abstract]
Exchangeable stock exchange ratio		1
LivFree Acquisition
Acquisition-date fair value of total consideration transferred [abstract]
Cash	$ 29,500,000
Debt Payable	20,000,000
Shares Issued	73,525,577
Working Capital Payable	215,230
Total Consideration	$ 123,240,807
Shares Issued, shares | EquityInstruments	4,664,182
LivFree Acquisition | Promissory notes payable LivFree Agreement
Acquisition-date fair value of total consideration transferred [abstract]
Promissory note	$ 20,000,000	$ 20,000,000
LivFree Acquisition | Exchangeable Shares
Acquisition-date fair value of total consideration transferred [abstract]
Shares issued in connection with purchase price	$ 69,100,000
Shares issued in connection with purchase price, shares | shares	4,342,432
Shares issued pursuant to an amendment to the definitive agreement	$ 4,400,000
Shares issued pursuant to an amendment to the definitive agreement, shares | shares	321,750
Exchangeable stock exchange ratio	1
LivFree Acquisition | Exchangeable Shares | Bottom of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	6 months
LivFree Acquisition | Exchangeable Shares | Top of range
Acquisition-date fair value of total consideration transferred [abstract]
Lock-up provision	12 months